CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC

SCHEDULE OF INVESTMENTS

December 31, 2023 (UNAUDITED)

Common Stock (92.41%)	Shares	Fair Value
Canada (4.81%)
Brookfield Corp.(a)	53,658	$2,162,841

China (1.23%)
JD.com, Inc.	38,300	551,799

Denmark (1.16%)
GN Store Nord AS(b)	20,392	519,141

France (17.84%)
Bureau Veritas SA	52,247	1,319,934
Edenred SE(a)	38,844	2,323,095
Safran SA(a)	13,159	2,317,925
Sartorius Stedim Biotech	7,760	2,053,014
		8,013,968

Germany (10.09%)
CTS Eventim AG & Co. KGaA(a)	28,393	1,963,407
Merck KGaA	2,064	328,548
SAP SE(a)	14,557	2,242,893
		4,534,848

Great Britain (12.49%)
Dowlais Group PLC	216,282	294,603
Howden Joinery Group PLC	24,902	258,278
Melrose Industries PLC(a)	229,660	1,661,180
Reckitt Benckiser Group PLC(a)	23,210	1,603,675
RS GROUP PLC	86,370	902,416
Sensata Technologies Holding PLC	11,734	440,846
WAG Payment Solutions PLC(a)(b)	388,878	446,167
		5,607,165

Hong Kong (4.06%)
AIA Group, Ltd.	209,498	1,825,734

Ireland (10.28%)
CRH PLC	42,193	2,918,068

Common Stock (continued)	Shares	Fair Value
Ireland10.28% (continued)
Experian PLC(a)	41,638	$1,699,625
		4,617,693

Italy (2.15%)
Amplifon SpA	15,164	524,974
DiaSorin SpA	4,274	440,212
		965,186

Japan (9.22%)
Keyence Corp.	2,038	898,004
NOF Corp.	10,466	520,108
Obic Co., Ltd.	3,028	521,813
Olympus Corp.	88,598	1,282,339
Welcia Holdings Co., Ltd.	52,522	918,707
		4,140,971

Netherlands (4.92%)
ASML Holding NV(a)	1,482	1,116,004
Heineken NV(a)	10,807	1,097,576
		2,213,580

Sweden (1.27%)
H & M Hennes & Mauritz AB B,	32,618	571,649

Switzerland (7.73%)
Alcon, Inc.(a)	24,510	1,911,527
Sonova Holding AG(b)	4,779	1,558,080
		3,469,607

United States (5.16%)
Revvity, Inc.	21,227	2,320,323

Total Common Stock
(Cost $35,516,083)		$41,514,505

Underlying Security/Expiration Date/Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS 0.11%
Call Options Purchased 0.11%
Worldline 03/15/24, $16, $462,108
03/16/24, $16, $462,108	29,490	48,688

Total Call Options Purchased
(Cost $28,635)		48,688

	Contracts	Value
Call Options Purchased (continued)
Call Options Purchased (continued)
Total Investments (92.52%)		$41,563,193
Written Options (-0.02%)		(8,796)
Securities Sold Short (-40.17%)		$(18,047,225)
Other Assets In Excess of Liabilities (47.67%)		21,417,660
Net Assets (100.00%)		$44,924,832

(a)	All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of December 31, 2023, the aggregate value of those securities was $12,759,769, representing 26.09% of net assets.
(b)	Non-income producing security.

Country Composition (December 31, 2023) (Unaudited)

Common Stock
France	17.84%
Great Britain	12.49%
Ireland	10.28%
Germany	10.09%
Japan	9.22%
Switzerland	7.73%
United States	5.16%
Netherlands	4.92%
Canada	4.81%
Hong Kong	4.06%
Italy	2.15%
Sweden	1.27%
China	1.23%
Denmark	1.16%
92.41%

Securities Sold Short
Common Stock
Japan	-0.88%
Canada	-1.13%
France	-1.22%
Great Britain	-1.48%
Netherlands	-1.75%
United States	-2.48%
Sweden	-3.34%
Germany	-5.59%
Switzerland	-5.80%
Exchange Traded Funds
Australia	-0.09%
India	-0.15%
Brazil	-0.39%
Mexico	-0.44%
Canada	-1.90%
China	-2.26%
Japan	-2.54%
United States	-8.73%
-40.19%

Percentages are based upon net assets.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Adidas AG	$1,044,205	FEDEF-1D	50 bps	02/12/2024	$1,265,553	$221,348
Morgan Stanley	Amadeus IT Group SA	342,446	FEDEF-1D	50 bps	12/09/2024	381,426	38,980
Morgan Stanley	Canadian Pacific Railway, Ltd.	429,962	FEDEF-1D	30 bps	11/18/2024	484,525	54,563
Morgan Stanley	DSM FIRMENICH AG	1,491,448	FEDEF-1D	50 bps	10/25/2024	1,832,809	341,362
Morgan Stanley	Koninklijke DSM NV	907,535	FEDEF-1D	50 bps	06/05/2024	982,455	74,920
Morgan Stanley	London Stock Exchange	1,595,653	FEDEF-1D	50 bps	04/08/2024	1,880,131	284,479
Morgan Stanley	Rentokil Initial PLC	685,714	FEDEF-1D	50 bps	09/23/2024	752,258	66,545
Bank Of America Merrill Lynch	REPSOL SA	(232,650)	FEDEF-1D	(20) bps	01/06/2025	(229,430)	3,220
Morgan Stanley	Schneider Electric	1,160,316	FEDEF-1D	50 bps	11/26/2024	1,573,896	413,581
Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd.	2,281,905	FEDEF-1D	95 bps	01/22/2024	2,448,573	166,668
		$9,706,534				$11,372,196	$1,665,666

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Goldman Sachs	Commonwealth Bank of Australia	$(828,196)	FEDEF-1D	(50) bps	02/07/2024	(933,063)	(104,867)
Bank Of America Merrill Lynch	EURO STOXX Banks (Price) Index	(683,772)	FEDEF-1D	(30) bps	04/24/2024	(797,380)	(113,607)
Goldman Sachs	GS Swap GSCBERE1 Basket Index	(506,896)	ESTR-1D	(40) bps	08/14/2024	(535,768)	(28,872)
Goldman Sachs	GS Swap GSCBSSTP Basket Index	(425,187)	FEDEF-1D	(37) bps	01/16/2025	(433,159)	(7,972)
Morgan Stanley	MS Swap MSSEBANK Basket Index	(435,774)	FEDEF-1D	(42) bps	11/25/2024	(527,865)	(92,091)
Morgan Stanley	MS Swap MSSEEWT Basket Index	(505,141)	FEDEF-1D	(160) bps	10/11/2024	(579,499)	(74,358)
Morgan Stanley	Prosus N.V.	1,445,560	FEDEF-1D	50 bps	01/22/2024	1,366,652	(78,908)
Morgan Stanley	Treasury Wine Estates, Ltd.	2,198,962	FEDEF-1D	50 bps	01/16/2024	1,983,819	(215,143)
		$259,556				$(456,263)	$(715,818)
TOTAL		$9,966,090				$10,915,933	$949,848

ESTR-1D - Euro Short-Term Rate (Daily)
FEDEF-1D - Federal Funds Effective Rate (Daily)

(a)	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBERE1 Basket Index as of December 31,2023.

GS Swap GSCBERE1 Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Buzzi SpA	(6,764)	(EUR 186,289)	38.41%
SSAB AB	(23,256)	(160,183)	33.03%
voestalpine AG	(4,851)	(138,539)	28.56%
Common Stocks Total		(485,012)	100.00%

Total Short Securities (Euros)		(485,012)	-485,011.62

12/31 USDEUR Spot Rate of		0.905
Grand Total (US Dollars)		(USD 535,768)

The following table represents the equity basket holdings underlying the total return swap with GS Swap MSSEEWT Basket Index as of December 31,2023.

MS Swap MSSEEWT Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Accton Technology Corp.	(382)	(USD 6,506)	1.12%
Advantech Co., Ltd.	(531)	(6,432)	1.11%
Airtac International Group	(233)	(7,659)	1.32%
ASE Technology Holding Co., Ltd.	(2,919)	(12,845)	2.22%
Asia Cement Corp.	(1,812)	(2,446)	0.42%
ASMedia Technology, Inc.	(171)	(10,142)	1.75%
Asustek Computer, Inc.	(702)	(11,202)	1.93%
AUO Corp.	(5,126)	(3,025)	0.52%
Catcher Technology Co., Ltd.	(759)	(4,795)	0.83%
Cathay Financial Holding Co., Ltd.	(4,928)	(7,343)	1.27%
Chailease Holding Co., Ltd.	(1,003)	(6,310)	1.09%
Chang Hwa Commercial Bank, Ltd.	(7,141)	(4,142)	0.71%
Cheng Shin Rubber Industry Co., Ltd.	(2,555)	(3,730)	0.64%
Chicony Electronics Co., Ltd.	(968)	(5,520)	0.95%
China Development Financial Holding Corp.	(18,331)	(7,516)	1.30%
China Steel Corp.	(10,531)	(9,268)	1.60%
Chunghwa Telecom Co., Ltd.	(3,149)	(12,314)	2.12%
Compal Electronics, Inc.	(5,404)	(7,025)	1.21%
CTBC Financial Holding Co., Ltd.	(14,904)	(13,712)	2.37%
Delta Electronics, Inc.	(1,682)	(17,178)	2.96%
E.Sun Financial Holding Co., Ltd.	(9,774)	(8,210)	1.42%
Eclat Textile Co., Ltd.	(277)	(5,063)	0.87%
Evergreen Marine Corp Taiwan, Ltd.	(1,712)	(8,012)	1.38%
Far Eastern New Century Corp.	(4,047)	(4,128)	0.71%
Far EasTone Telecommunications Co., Ltd.	(1,888)	(4,909)	0.85%
Feng TAY Enterprise Co., Ltd.	(676)	(3,854)	0.67%
First Financial Holding Co., Ltd.	(9,947)	(8,853)	1.53%
Formosa Chemicals & Fibre Corp.	(2,419)	(4,910)	0.85%
Formosa Petrochemical Corp.	(1,321)	(3,475)	0.60%
Formosa Plastics Corp.	(3,360)	(8,668)	1.50%
Foxconn Technology Co, Ltd.	(1,559)	(2,697)	0.47%
Fubon Financial Holding Co., Ltd.	(6,797)	(14,342)	2.47%
Giant Manufacturing Co., Ltd.	(424)	(2,547)	0.44%
Globalwafers Co., Ltd.	(298)	(5,705)	0.98%
Highwealth Construction Corp.	(2,129)	(2,789)	0.48%
Hiwin Technologies Corp.	(405)	(3,100)	0.53%
Hon Hai Precision Industry Co., Ltd.	(9,822)	(33,393)	5.76%
Hotai Motor Co., Ltd.	(361)	(8,330)	1.44%
Hua Nan Financial Holdings Co., Ltd.	(9,504)	(6,938)	1.20%
Innolux Corp.	(9,213)	(4,330)	0.75%
Inventec Corp.	(3,242)	(5,576)	0.96%
Largan Precision Co., Ltd.	(210)	(19,610)	3.38%
Lite-On Technology Corp	(2,346)	(8,939)	1.54%
Mega Financial Holding Co., Ltd.	(9,600)	(12,288)	2.12%
Micro-Star International Co., Ltd.	(874)	(5,812)	1.00%
Nan Ya Plastics Corp.	(4,257)	(9,238)	1.59%
Nanya Technology Corp.	(1,679)	(4,264)	0.74%
Nien Made Enterprise Co., Ltd.	(298)	(3,429)	0.59%
Novatek Microelectronics Corp.	(566)	(9,534)	1.65%
Oneness Biotech Co., Ltd.	(454)	(2,877)	0.50%
Pegatron Corp.	(1,394)	(3,960)	0.68%
Phison Electronics Corp.	(298)	(5,052)	0.87%
Pou Chen Corp.	(3,474)	(3,509)	0.61%
Powertech Technology, Inc.	(969)	(4,448)	0.77%
President Chain Store Corp.	(566)	(4,969)	0.86%
Quanta Computer, Inc.	(2,556)	(18,682)	3.22%
Realtek Semiconductor Corp.	(492)	(7,559)	1.30%
Shanghai Commercial & Savings Bank, Ltd.	(3,932)	(5,976)	1.03%
Shin Kong Financial Holding Co., Ltd.	(14,555)	(4,221)	0.73%
SinoPac Financial Holdings Co., Ltd.	(10,456)	(6,692)	1.15%
Synnex Technology International Corp.	(2,115)	(4,843)	0.84%
Taishin Financial Holding Co., Ltd.	(12,800)	(7,552)	1.30%
Taiwan Business Bank	(10,430)	(4,693)	0.81%
Taiwan Cooperative Financial Holding Co., Ltd.	(10,052)	(8,746)	1.51%
Taiwan High Speed Rail Corp.	(3,264)	(3,264)	0.56%
Taiwan Mobile Co., Ltd.	(1,678)	(5,386)	0.93%
Unimicron Technology Corp.	(1,439)	(8,248)	1.42%
Uni-President Enterprises Corp.	(4,048)	(9,837)	1.70%
United Microelectronics Corp.	(10,416)	(17,811)	3.07%
Vanguard International Semiconductor Corp.	(969)	(2,578)	0.44%
Walsin Technology Corp.	(501)	(2,010)	0.35%
Winbond Electronics Corp.	(5,622)	(5,565)	0.96%
Wistron Corp.	(3,817)	(12,251)	2.11%
Wiwynn Corp.	(227)	(13,515)	2.33%
WPG Holdings, Ltd.	(2,346)	(6,241)	1.08%
Yageo Corp.	(263)	(5,125)	0.88%
Yuanta Financial Holding Co., Ltd.	(9,618)	(8,656)	1.49%
Zhen Ding Technology Holding, Ltd.	(874)	(3,103)	0.54%
Common Stocks Total		(579,421)	99.99%

Total Short Securities (US Dollars)		(579,421)

Remaining Securities and Cash		(78)
Grand Total (US Dollars)		(USD 579,499)

See accompanying Notes to Schedule of Investments.

Securities Sold Short

	Shares	Fair Value
Common Stocks (23.67%)
Canada (1.13%)
Gildan Activewear, Inc.	(5,240)	$(174,137)
Loblaw Cos., Ltd.	(3,428)	(333,493)
		(507,630)

France (1.22%)
Air France-KLM	(4,983)	(74,815)
Legrand SA	(4,577)	(475,768)
		(550,583)

Germany (5.59%)
Brenntag SE	(7,011)	(644,514)
Deutsche Lufthansa AG	(24,604)	(218,735)
Knorr-Bremse AG	(3,495)	(227,012)
Mercedes-Benz Group AG	(8,078)	(558,156)
Puma SE	(7,794)	(434,959)
Scout24 SE	(6,018)	(426,522)
		(2,509,898)

Great Britain (1.48%)
InterContinental Hotels Group PLC	(5,504)	(497,470)
International Consolidated Airlines Group SA	(85,586)	(169,113)
		(666,583)

Japan (0.88%)
Komatsu, Ltd.	(2,900)	(75,863)
Shimano, Inc.	(480)	(74,342)
Toyota Motor Corp.	(13,400)	(246,224)
		(396,429)

Netherlands (1.75%)
Koninklijke Philips NV	(10,763)	(250,687)
Randstad NV	(8,572)	(537,085)
		(787,772)

	Shares	Fair Value
Sweden (3.34%)
Assa Abloy AB, Class B	(22,602)	$(651,068)
Autoliv, Inc.	(1,665)	(182,396)
Sandvik AB	(16,744)	(362,366)
SKF AB, Class B	(15,256)	(304,731)
		(1,500,561)

Switzerland (5.80%)
ABB, Ltd.	(11,380)	(504,336)
Chocoladefabriken Lindt & Spruengli AG	(27)	(323,686)
Geberit AG	(887)	(568,043)
Kuehne + Nagel International AG	(2,676)	(921,410)
Sika AG	(170)	(55,283)
Swisscom AG	(396)	(238,075)
		(2,610,833)

United States (2.48%)
Academy Sports & Outdoors, Inc.	(3,839)	(253,374)
Airbnb, Inc., Class A	(837)	(113,949)
AutoZone, Inc.	(95)	(245,633)
Medpace Holdings, Inc.	(1,596)	(489,222)
		(1,102,178)

Total Common Stocks
(Proceeds $9,254,800)		$(10,632,467)

Exchange Traded Funds (16.50%)
Invesco DB US Dollar Index Bullish Fund	(21,082)	(571,111)
iShares® China Large-Cap ETF	(42,343)	(1,017,502)
iShares® Core MSCI Total International Stock ETF	(17,206)	(1,117,186)
iShares® MSCI ACWI ex U.S. ETF	(21,871)	(1,116,296)
iShares® MSCI Australia ETF	(1,743)	(42,425)
iShares® MSCI Brazil ETF	(4,964)	(173,541)
iShares® MSCI Canada ETF	(23,252)	(852,883)
iShares® MSCI India ETF	(1,337)	(65,259)
iShares® MSCI Japan ETF	(17,763)	(1,139,319)
iShares® MSCI Mexico ETF	(2,890)	(196,087)
Vanguard® Total International Stock ETF	(19,378)	(1,123,149)

Total Exchange Traded Funds
(Proceeds $7,237,686)		$(7,414,758)

Total Securities Sold Short (40.17%)
(Proceeds $16,492,486)		$(18,047,225)

PUT OPTIONS WRITTEN

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Worldline Fp 03/15/24 C21	Goldman Sachs	03/15/2024	$21	29,490	$(462,108)	$(8,796)
					$(462,108)	$(8,796)

CPG Cooper Square International Equity, LLC

Notes to Schedule of Investments (Unaudited)
December 31, 2023

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Such securities generally are categorized as Level 1 securities. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. If there is no trade or bid/ask on the previous day, the security will be fair valued. Equity-linked instruments, such as total return swaps, are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

The following table represents the inputs used to value the investments at fair value within the valuation hierarchy as of December 31, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$41,514,505	$—	$—	41,514,505
Purchased Options	—	48,688	—	48,688
TOTAL	$41,514,505	$48,688	$—	$41,563,193

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts(a)	$—	$1,665,666	$—	$1,665,666
Liabilities
Securities Sold Short
Common Stocks	(10,632,467)	—	—	(10,632,467)
Exchange Traded Funds	(7,414,758)	—	—	(7,414,758)
Written Options	—	(8,796)	—	(8,796)
Total Return Swap Contracts(a)	—	(715,818)	—	(715,818)
TOTAL	$(18,047,225)	$941,052	$—	$(17,106,173)

(a)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3 during the period.

Derivative Instruments: The Fund is permitted to and also enters into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

These associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Total Return Swap Contracts: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

For the period ended December 31, 2023, the Fund had ending monthly average notional amounts of $xxx on total return swaps which are either long or short the reference asset. Open total return swap contracts at December 31, 2023 are listed in the Schedule of Investments.